Average Annual Total Returns - THOR Equal Weight Low Volatility ETF		12 Months Ended	28 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500 TR Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	18.67%
THOR Equal Weight Low Volatility Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.57%	6.69%
THOR Equal Weight Low Volatility ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.54%	6.27%
Performance Inception Date		Sep. 12, 2022
THOR Equal Weight Low Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.00%	5.57%
THOR Equal Weight Low Volatility ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.66%	4.58%

[1]	The S&P 500 TR Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.
[2]	The THOR Equal Weight Low Volatility Index gains exposure to U.S. large cap equities while attempting to lower volatility by avoiding sectors that are currently in a down trending cycle. The Index measures the price trends and historic volatility of the Select List over the medium term. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.